Common Stock and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions																							1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 20, 2020 USD ($) $ / shares shares	Jan. 27, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Nov. 22, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($)	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 19, 2018 $ / shares shares	Nov. 19, 2018 USD ($) $ / shares	Aug. 13, 2018 USD ($) $ / shares shares	Apr. 24, 2018 USD ($) $ / shares shares	Apr. 13, 2018 USD ($) $ / shares shares	Apr. 01, 2018 USD ($)	Dec. 29, 2017 USD ($) shares	Dec. 28, 2017 USD ($) shares	Dec. 22, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	Feb. 16, 2017 USD ($) shares	May 02, 2016 USD ($) shares	May 02, 2016 $ / shares shares	Apr. 18, 2016 USD ($) shares	Apr. 18, 2016 $ / shares	Dec. 31, 2017 USD ($) Tranche $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Apr. 18, 2020 $ / shares	Apr. 18, 2019 shares	Aug. 13, 2018 $ / shares shares
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized | shares				150,000,000																				150,000,000			150,000,000	150,000,000
Common stock, par value | $ / shares				$ 0.001																				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized | shares				10,000,000																				10,000,000			10,000,000	10,000,000
Preferred stock, par value | $ / shares				$ 0.001																				$ 0.001			$ 0.001	$ 0.001
Common share, voting rights																								one	one		one vote per share
Common share, dividends declared																								$ 0			$ 0
Price per share | $ / shares					$ 0.35
Share issuance cost and commission paid																								$ 506,000		$ 52,000	247,000	$ 3,161,000
Class of warrants exercised | shares				70,900																				70,900	70,900
Gian (loss) change in fair value of derivative financial instruments																								$ 4,000		$ 14,033,000	14,113,000	(3,577,000)
Gross proceeds from issuance of common stock																								$ 7,233,000			$ 1,685,000	38,526,000
Net proceeds from offering					$ 1,100,000
Proceeds received from exercise of outstanding warrants						$ 0.9																			$ 0.9
Derivative Financial Instruments Liabilities
Schedule Of Stockholders Equity [Line Items]
Fair value of warrants													$ 2,500,000
Common Stock
Schedule Of Stockholders Equity [Line Items]
Net proceeds from offering					$ 4,815,010
Warrants Seven
Schedule Of Stockholders Equity [Line Items]
Warrant exercisable price per share | $ / shares				$ 12.25																				$ 12.25			$ 12.25
Warrants expiration date																								Dec. 28, 2020	Dec. 28, 2020		Dec. 28, 2020
2020 ATM
Schedule Of Stockholders Equity [Line Items]
Aggregate offering amount	$ 9,150,000		$ 11,340,000
Price per share | $ / shares																								$ 0.62
Gross proceeds from issuance of common stock																								$ 5,000,000
Offering expenses incurred																								$ 181,000
2020 ATM | Common Stock
Schedule Of Stockholders Equity [Line Items]
Issuance of common stock in public offering | shares																								8,138,808	8,138,808
March 2020 Offering
Schedule Of Stockholders Equity [Line Items]
Warrants to purchase number of common stock, shares | shares		6,257,144
Price per share | $ / shares		$ 0.35
Fair value of warrants at issuance		$ 800,000
Warrant exercisable price per share | $ / shares		$ 0.46
Number of common stock converted by each warrant | shares		1
Warrants expiration date		Mar. 20, 2025
Gross proceeds from issuance of common stock		$ 2,200,000
Underwriting discounts and commissions paid		$ 300,000
March 2020 Offering | Common Stock
Schedule Of Stockholders Equity [Line Items]
Issuance of common stock in public offering | shares		6,257,144
April 2016 Offering
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units																					$ 7,200,000
Price per share | $ / shares																													$ 5.00
Warrant exercisable price per share | $ / shares																						$ 7.50
Warrants expiration date																					Apr. 18, 2019
Share issuance cost and commission paid																					$ 300,000
Options exercisable to purchase units | shares																					87,210
Options exercise price per unit | $ / shares																						$ 5.00
Offering expiration period																					24 months
Other cash issuance costs related to offering																					$ 1,100,000
Class of warrants exercised | shares																											38,351
Class of warrant or right cancelled due to expiration | shares																														922,348
Gian (loss) change in fair value of derivative financial instruments													3,300,000
Increase in derivative financial instruments													4,700,000
Reduction in additional paid in capital													$ 1,400,000
April 2016 Offering | Warrants Expiration Date, April 18, 2019
Schedule Of Stockholders Equity [Line Items]
Description of units issued																											Each Unit consists of one share of common stock in the capital of the Company (a “Common Share’) and one-half of one Common Share purchase warrant (each whole warrant, a “Warrant”).
Over-Allotment Option
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units																			$ 8,100,000
Warrants to purchase number of common stock, shares | shares											321,285
Price per share | (per share)							$ 8.25				$ 7.47									$ 5.00
Warrants expiration date																			Apr. 18, 2019
Number of common stock converted by each warrant | shares																				1
Options exercisable to purchase units | shares																			13,081
Options exercise price per unit | $ / shares																				$ 5.00
Offering expiration period																			24 months
Number of shares issued in transaction | shares																			218,025
Gross proceeds from issuance of units							$ 2,600,000				$ 2,400,000								$ 900,000
Over-Allotment Option | Common Stock
Schedule Of Stockholders Equity [Line Items]
Issuance of common stock in public offering | shares							318,182				321,285
Over-Allotment Option | Warrants Seven
Schedule Of Stockholders Equity [Line Items]
Description of units issued																											Each over-allotment warrant entitles the holder thereof to acquire one additional over-allotment Common Share at an exercise price of CAD$7.50 on or before April 18, 2019.
Short Form Prospectus Offering in Canada and U.S. Private Placement and Over-Allotment Option
Schedule Of Stockholders Equity [Line Items]
Gian (loss) change in fair value of derivative financial instruments																												100,000
Public Offering | Common Stock
Schedule Of Stockholders Equity [Line Items]
Share issuance cost and commission paid																		$ 1,200,000
Issuance of common stock in public offering | shares																		1,311,000
Gross proceeds from issuance of common stock																		$ 9,200,000
Private Placement | Common Stock
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units																	$ 5,400,000
Share issuance cost and commission paid																	$ 9,000,000
Number of shares issued in transaction | shares																	800,000
December 2017 Financing
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units																							$ 6,300,000
Price per share | $ / shares																							$ 9.80
Description of units issued																											Each unit consisted of one share of common stock and one share purchase warrant, and was sold at a price of $9.80 per unit.
Share issuance cost and commission paid																							$ 100,000
Options exercise price per unit | $ / shares																							$ 12.25
Offering expiration period																							36 months
Number of shares issued in transaction | shares																							646,016
Number of tranches | Tranche																							3
December 2017 Financing | Tranche One
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units																$ 270,915,000,000
Number of shares issued in transaction | shares																2.6
December 2017 Financing | Tranche Two
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units															$ 1,700,000
Number of shares issued in transaction | shares															171,020
December 2017 Financing | Tranche Three
Schedule Of Stockholders Equity [Line Items]
Proceeds from issuance of units														$ 2,000,000
Number of shares issued in transaction | shares														204,081
April 2018 Offering
Schedule Of Stockholders Equity [Line Items]
Preferred stock, par value | $ / shares																															$ 12.25
Warrants to purchase number of common stock, shares | shares												2,141,900
Price per share | $ / shares										$ 7.47		$ 7.47
Fair value of warrants at issuance										$ 7,400,000		$ 7,400,000
Warrant exercisable price per share | $ / shares												$ 12.25
Warrants expiration date										Apr. 10, 2021		Apr. 10, 2021
Number of common stock converted by each warrant | shares												1
Gross proceeds from issuance of units												$ 16,000,000
Issuance of common stock in public offering | shares												2,141,900
Underwriting discounts and commissions paid											$ 1,100,000
Offering expenses incurred											1,000,000
Net proceeds from offering											16,300,000
Underwriting Discounts And Offering Expenses											$ 800,000
November 2018 Offering
Schedule Of Stockholders Equity [Line Items]
Warrants to purchase number of common stock, shares | shares										2,141,900																					2,141,900
Price per share | $ / shares								$ 8.25	$ 8.25
Issuance of common stock in public offering | shares								2,121,212
Gross proceeds from issuance of common stock									$ 17,500,000
Underwriting discounts and commissions paid							$ 1,200,000
Offering expenses incurred							700,000
Net proceeds from offering							18,300,000
Accrued share issuance cost																												$ 100,000
November 2019 Offering
Schedule Of Stockholders Equity [Line Items]
Price per share | $ / shares					$ 0.35
Gross proceeds from issuance of common stock					$ 1,700,000
Underwriting discounts and commissions paid							100,000
Offering expenses incurred							500,000
Net proceeds from offering							$ 1,100,000
November 2019 Offering | Common Stock
Schedule Of Stockholders Equity [Line Items]
Issuance of common stock in public offering | shares					4,815,010